Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 3,363,942		¥ 2,612,743		$ 515,547
Short-term deposits	7,566,250		12,312,585		1,159,579
Total current assets	11,746,849		15,793,865		1,800,284
Long-term deposits	5,550,000		300,000		850,575
Long-term investments	454,996		495,905		69,731
Other non-current assets	94,868		44,009		14,539
Total assets	23,220,556		22,483,681		3,558,706
Accounts payable	699,394		714,323		107,186
Deferred revenue	511,617		503,461		78,409
Total current liabilities	2,516,740		2,606,754		385,707
Other non-current liabilities	25,666		22,672		3,933
Total liabilities	8,385,227		8,764,899		$ 1,285,092
Net revenues	15,024,188		17,015,089	¥ 13,408,421
Net income	2,103,484		2,970,890	2,815,775
Net cash provided by operating activities	3,080,889	$ 472,168	5,448,886	3,327,718
Net cash used in investing activities	(748,466)	(114,707)	(4,029,919)	(10,034,004)
Net cash provided by financing activities	(1,498,150)	$ (229,601)	(1,273,780)	4,687,951
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,311,713		1,147,848
Short-term deposits	604,500		800,000
Other current assets	544,615		680,494
Total current assets	2,460,828		2,628,342
Long-term deposits	950,000
Long-term investments	454,996		495,905
Other non-current assets	264,825		230,634
Total assets	4,130,649		3,354,881
Accounts payable	607,430		611,471
Deferred revenue	501,695		497,166
Other current liabilities	402,265		403,546
Total current liabilities	1,511,390		1,512,183
Other non-current liabilities	58,984		26,738
Total liabilities	1,570,374		1,538,921
Net revenues	14,902,691		17,001,337	13,408,421
Net income			8,511,991	6,292,183
Net cash provided by operating activities	6,906,938		9,125,496	5,913,709
Net cash used in investing activities	¥ (757,949)		(881,828)	¥ (151,546)
Net cash provided by financing activities			¥ 11,000